Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of shares subject to option, beginning of year	1,470,377	1,904,185
Weighted average exercise price of share options outstanding in share-based payment arrangement, beginning of year	$ 19.24	$ 17.57
Number of shares subject to option, forfeited	(20,002)	(125,677)
Weighted average exercise price of options forfeited	$ 15.86	$ 17.52
Number of shares subject to option, expired	(927,023)	(308,131)
Weighted average exercise price of options expired	$ 21.22	$ 9.70
Number of shares subject to option, end of year	523,352	1,470,377
Weighted average exercise price of share options outstanding in share-based payment arrangement, end of year	$ 15.86	$ 19.24